Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Regulated Operations [Abstract]
Debt component of AFUDC	$ 41	$ 40
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, weighted average composite depreciation rate	2.50%	2.60%
Property, plant and equipment, generation remaining service life	24 years	25 years
Property, plant and equipment, other weighted average remaining service life	14 years	14 years
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution weighted average remaining service life	32 years	32 years
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution weighted average remaining service life	38 years	36 years
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission weighted average remaining service life	43 years	43 years
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission weighted average remaining service life	35 years	32 years
Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	0.90%	0.90%
Property, plant and equipment, generation service life	1 year	1 year
Property, plant and equipment, other service life	2 years	3 years
Minimum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	5 years	5 years
Minimum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	18 years	15 years
Minimum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	20 years	20 years
Minimum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	10 years	5 years
Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	39.80%	35.00%
Property, plant and equipment, generation service life	85 years	85 years
Property, plant and equipment, other service life	70 years	70 years
Maximum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	80 years	80 years
Maximum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	95 years	95 years
Maximum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	90 years	90 years
Maximum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	85 years	85 years